Note 4 - Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes Tables
Property, Plant and Equipment [Table Text Block]

	December 31, 2018	June 30, 2019
Furniture and fixtures	$29	$29
Office equipment	2	2
Computer equipment	18	18
Laboratory equipment	2	2

Total property and equipment	51	51
Less accumulated depreciation	(41)	(45)

Property and equipment, net	$10	$6

	As of December 31,
	2017	2018
Furniture and fixtures	$29	$29
Office equipment	2	2
Computer equipment	24	18
Laboratory equipment	2	2
Total property and equipment	57	51
Less accumulated depreciation	(44)	(41)
Property and equipment, net	$13	$10